23. Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue Details
Passenger transportation	R$ 9,479,242	R$ 8,948,179	R$ 8,954,034
Cargo	354,561	324,492	318,573
Miles revenue	800,976	622,567	421,348
Other revenue	657,609	652,602	690,044
Gross revenue	11,292,388	10,547,831	10,383,999
Related tax	(716,366)	(680,496)	(605,992)
Net revenue	R$ 10,576,022	R$ 9,867,335	R$ 9,778,007